Customer deposits (Tables)	12 Months Ended
Dec. 31, 2022
Deposits - Customers
Financial liabilities
Schedule of financial liabilities

	12/31/2021	12/31/2022

Classification:
Financial liabilities at fair value through profit or loss	114,078	119,769
Financial liabilities at amortized cost	777,886	808,529
	891,964	928,298
Type:
Repurchase agreements	131,639	146,691
Demand deposits:
Current accounts	541,257	538,409
Other deposits	22,760	22,972
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	—	2,141
Others	22,760	20,831
Time deposits:
Fixed-term deposits	195,431	218,316
Accrued interest	877	1,910
	891,964	928,298
Currency:
Peso	798,976	833,323
USD	92,987	94,975
Other currencies	1	—
	891,964	928,298